Other Income Items (Details Narrative) $ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
FrameworkAgreementWithACompanyLineItems [Line Items]
Non-refundable early option price installment payment	$ 48,751
Ownership interest	50.00%	50.00%
Proceeds from sale of royalty			$ 6	$ 31
Royalty income				617
U.S. $ [Member]
FrameworkAgreementWithACompanyLineItems [Line Items]
Non-refundable early option price installment payment		$ 37,500
Proceeds from sale of royalty				24
Royalty income				$ 477